Annual Total Returns- Federated Hermes High Income Bond Fund II (Primary Shares) [BarChart] - Primary Shares - Federated Hermes High Income Bond Fund II - P	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.17%	14.70%	6.99%	2.69%	(2.57%)	14.82%	6.94%	(3.29%)	14.54%	5.59%